Provisions - Changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision matrix [line items]
Balances at beginning of year	€ 10,852	€ 13,987	€ 13,225
Incorporation of Group companies, net		(8)	(1)
Additions charged to income	2,978	2,549	3,707
Interest expense (note 39)	91	95	145
Staff costs (note 47)	73	76	72
Provisions or reversion of provisions	2,814	2,378	3,490
Addition	3,713	3,541	5,421
Release	(899)	(1,163)	(1,931)
Other additions arising from insurance contracts linked to pensions	(8)	2	4
Changes in value recognised in equity	(1,705)	547	1,520
Payments to pensioners and pre-retirees with a charge to internal provisions	(806)	(711)	(943)
Benefits paid due to settlements		(1,551)	0
Insurance premiums paid		(1)	(1)
Payments to external funds	(440)	(333)	(455)
Amounts used	(2,961)	(2,485)	(2,907)
Transfer, exchange differences and other changes	1,673	(1,144)	(162)
Balances at end of year	9,583	10,852	13,987
Post employment plans
Disclosure of provision matrix [line items]
Balances at beginning of year	3,976	6,358	5,558
Incorporation of Group companies, net		(5)	0
Additions charged to income	100	(217)	173
Interest expense (note 39)	78	84	128
Staff costs (note 47)	67	69	65
Provisions or reversion of provisions	(45)	(370)	(20)
Addition	21	6	10
Release	(66)	(376)	(30)
Other additions arising from insurance contracts linked to pensions	(8)	2	4
Changes in value recognised in equity	(1,705)	547	1,520
Payments to pensioners and pre-retirees with a charge to internal provisions	(201)	(303)	(331)
Benefits paid due to settlements		(1,551)	0
Insurance premiums paid		(1)	(1)
Payments to external funds	(440)	(333)	(455)
Amounts used	0	0	0
Transfer, exchange differences and other changes	1,463	(521)	(110)
Balances at end of year	3,185	3,976	6,358
Long term employee benefits
Disclosure of provision matrix [line items]
Balances at beginning of year	1,751	1,382	1,239
Incorporation of Group companies, net		0	(1)
Additions charged to income	101	782	729
Interest expense (note 39)	13	11	17
Staff costs (note 47)	6	7	7
Provisions or reversion of provisions	82	764	705
Addition	154	787	713
Release	(72)	(23)	(8)
Other additions arising from insurance contracts linked to pensions	0	0	0
Changes in value recognised in equity	0	0	0
Payments to pensioners and pre-retirees with a charge to internal provisions	(605)	(408)	(612)
Benefits paid due to settlements		0	0
Insurance premiums paid		0	0
Payments to external funds	0	0	0
Amounts used	0	0	0
Transfer, exchange differences and other changes	(5)	(5)	27
Balances at end of year	1,242	1,751	1,382
Contingent liabilities and commitments
Disclosure of provision matrix [line items]
Balances at beginning of year	700	739	779
Incorporation of Group companies, net		(1)	0
Additions charged to income	29	50	(31)
Interest expense (note 39)	0	0	0
Staff costs (note 47)	0	0	0
Provisions or reversion of provisions	29	50	(31)
Addition	473	490	422
Release	(444)	(440)	(453)
Other additions arising from insurance contracts linked to pensions	0	0	0
Changes in value recognised in equity	0	0	0
Payments to pensioners and pre-retirees with a charge to internal provisions	0	0	0
Benefits paid due to settlements		0	0
Insurance premiums paid		0	0
Payments to external funds	0	0	0
Amounts used	0	0	0
Transfer, exchange differences and other changes	4	(88)	(9)
Balances at end of year	733	700	739
Other provisions
Disclosure of provision matrix [line items]
Balances at beginning of year	4,425	5,508	5,649
Incorporation of Group companies, net		(2)	0
Additions charged to income	2,748	1,934	2,836
Interest expense (note 39)	0	0	0
Staff costs (note 47)	0	0	0
Provisions or reversion of provisions	2,748	1,934	2,836
Addition	3,065	2,258	4,276
Release	(317)	(324)	(1,440)
Other additions arising from insurance contracts linked to pensions	0	0	0
Changes in value recognised in equity	0	0	0
Payments to pensioners and pre-retirees with a charge to internal provisions	0	0	0
Benefits paid due to settlements		0	0
Insurance premiums paid		0	0
Payments to external funds	0	0	0
Amounts used	(2,961)	(2,485)	(2,907)
Transfer, exchange differences and other changes	211	(530)	(70)
Balances at end of year	€ 4,423	€ 4,425	€ 5,508